LOANS, 2018 Notes (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2020 ARS ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)
Issuance of notes [Abstract]
Cancellation and redemption of note		$ 999,811		$ 0	$ 0
Acquisition of notes result		$ 399,356		$ 0	$ 0
2014 Note [Member]
Issuance of notes [Abstract]
Repurchase of note			$ 86,511,165
Cancellation and redemption of note			120,786,581
2014 Note [Member] | Top of Range [Member]
Issuance of notes [Abstract]
Maximum principal amount			400,000,000
2018 Note [Member]
Issuance of notes [Abstract]
Principal amount			$ 500,000,000
Interest rate			6.75%
Issuance price			99.725%
Frequency of interest payment		Semiannual, payable el May 2 and November 2 of each year	Semiannual, payable el May 2 and November 2 of each year
Guarantor		None	None
Percentage of cash flows discounted at an effective rate			7.088%
2018 Note [Member] | May 2, 2025 [Member]
Issuance of notes [Abstract]
Percentage of original principal amount			100.00%
2018 Note [Member] | Top of Range [Member]
Issuance of notes [Abstract]
Maximum principal amount			$ 1,200,000,000			$ 700,000,000
Pre-export Finance [Member]
Issuance of notes [Abstract]
Principal amount			$ 17,000,000
Interest rate			1.95%
Frequency of interest payment		Monthly, payable on December 4, 2019, January 6, 2020, February 4, 2020 and March 4, 2020	Monthly, payable on December 4, 2019, January 6, 2020, February 4, 2020 and March 4, 2020
Guarantor	[1]	US Treasury bills *	US Treasury bills *
Pre-export Finance [Member] | March 04, 2020 [Member]
Issuance of notes [Abstract]
Percentage of original principal amount			100.00%
Marketable Debt [Member]
Issuance of notes [Abstract]
Repurchase of note		$ 999,811	$ 17,600,000
Acquisition of notes result		$ 399,356

[1]	Included in "Other financial assets at amortized cost."